Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0001449792
Registrant Name	PIONEER POWER SOLUTIONS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES